Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 49.7%	Par	Value
United States Treasury Note/Bond
3.00%, 07/15/2025 (a)	$33,045,000	$32,988,544
4.25%, 10/15/2025	3,871,000	3,870,245
3.88%, 01/15/2026 (a)(b)	39,349,000	39,276,062
TOTAL U.S. TREASURY SECURITIES (Cost $75,982,051)		76,134,851

SHORT-TERM INVESTMENTS - 39.4%	Shares
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.25% (c)	3,956,500	3,956,500

U.S. Treasury Bills - 36.8%	Par
4.18%, 06/12/2025 (a)(d)	$20,251,000	20,227,197
4.13%, 08/14/2025 (a)(d)	22,097,000	21,907,815
4.19%, 11/06/2025 (a)(d)	14,515,000	14,251,571
		56,386,583
TOTAL SHORT-TERM INVESTMENTS (Cost $60,347,964)		60,343,083

TOTAL INVESTMENTS - 89.1% (Cost $136,330,015)		136,477,934
Other Assets in Excess of Liabilities - 10.9%		16,680,013
TOTAL NET ASSETS - 100.0%		$153,157,947
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $120,996,644.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	The rate shown is the annualized effective yield as of May 31, 2025.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Schedule of Written Options
May 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.8)%
NASDAQ 100 Index, Expiration: 06/02/2025; Exercise Price: $21,450.00	$(162,191,524)	(76)	$(1,280,600)
TOTAL WRITTEN OPTIONS (Premiums received $1,231,152)			$(1,280,600)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$76,134,851	$–	$76,134,851
Money Market Funds	3,956,500	–	–	3,956,500
U.S. Treasury Bills	–	56,386,583	–	56,386,583
Total Investments	$3,956,500	$132,521,434	$–	$136,477,934

Liabilities:
Investments:
Written Options	$–	$(1,280,600)	$–	$(1,280,600)
Total Investments	$–	$(1,280,600)	$–	$(1,280,600)

Refer to the Schedule of Investments for further disaggregation of investment categories.